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July 28, 2016	Nathan D. Briggs
(202) 626-3909
(202) 383-9308
nathan.briggs@ropesgray.com

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	DoubleLine Funds Trust (the “Trust”)
File Nos.: 333-164298 and 811-22378

Ladies and Gentlemen:

Pursuant to Rule 485(b) of the Securities Act of 1933, as amended (the “Securities Act”), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust is Post-Effective Amendment No. 50 and Amendment No. 55 to the Trust’s Registration Statement on Form N-1A. This Post-Effective Amendment is being filed for the purpose of adding audited financial statements and certain related financial information for the fiscal year ended March 31, 2016, and to make certain other non-material changes.

As has been designated on the facing sheet, it is intended that this Post-Effective Amendment become effective on July 29, 2016 pursuant to paragraph (b) of Rule 485 under the Securities Act. This Post-Effective Amendment does not contain any disclosure that, in our view, could render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the Securities Act.

Please direct any questions regarding this filing to me at (202) 626-3909. Thank you for your attention in this matter.

Sincerely,

/s/ Nathan D. Briggs

Nathan D. Briggs

cc:	Keith T. Kirk
Timothy W. Diggins
Jeremy C. Smith